Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
(7)	Cash and cash equivalents

The consolidated balances of cash and cash equivalents as of December 31, 2018, 2017 and 2016 are as follows:

	December 31,
	2018	2017	2016
Cash and banks	$13,566,098	15,464,312	9,890,007
Investments with maturities less than three months	4,331,423	623,898	4,771,961
Cash and cash equivalents	17,897,521	16,088,210	14,661,968

Restricted cash	4,324	24,058	19,236
Total cash and cash equivalents and restricted cash	$17,901,845	16,112,268	14,681,204

Restricted cash corresponds to the minimum margin required by the intermediary for the Company’s derivative financial instruments on commodities in order to meet future commitments that may stem from adverse market movements affecting prices on the open positions as of December 31, 2018, 2017 and 2016.